Notes to the Profit or Loss Statement - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development [line items]
Research and development expenses	€ (297,812,160)	€ (225,211,206)	€ (139,369,832)
Personnel expenses [member]
Research And Development [line items]
Research and development expenses	(64,952,000)	(65,941,000)	(32,331,000)
Impairment And Reversals Of Impairment On Inventories [Member]
Research And Development [line items]
Research and development expenses	0	0	(3,338,000)
Consumable supplies [member]
Research And Development [line items]
Research and development expenses	(3,817,000)	(4,055,000)	(3,239,000)
Impairment, Amortization and Other Costs of Intangible Assets [member]
Research And Development [line items]
Research and development expenses	(14,799,000)	(7,859,000)	(18,144,000)
External services [member]
Research And Development [line items]
Research and development expenses	(198,054,000)	(131,467,000)	(77,827,000)
Depreciation and other costs for infrastructure [member]
Research And Development [line items]
Research and development expenses	(10,779,000)	(11,773,000)	(8,669,000)
Other Operating expenses [member]
Research And Development [line items]
Research and development expenses	€ (5,411,000)	€ (4,116,000)	€ (2,498,000)